Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Income Taxes [Line Items]
U.S. federal net operating loss carryover (in Dollars)					$ 4,920,418
Taxable income	45.00%	15.00%	25.00%	20.00%
Taxable income limitation					80.00%
Taxable income years prior					100.00%
U.S. [Member]
Income Taxes [Line Items]
Statutory federal income tax rate					21.00%
Taxable income					80.00%
Modified taxable income					80.00%